Contingencies and Commitments - Gathering, Processing and Transportation Agreements and Service Contract (Details) $ in Millions	Dec. 31, 2019 USD ($)
Gathering, Processing and Transportation Agreement
Other Commitment, Fiscal Year Maturity [Abstract]
2020	$ 1,136
2021	1,033
2022	913
2023	789
2024	690
2025 – 2034	3,479
Total	8,040
Service Contract
Other Commitment, Fiscal Year Maturity [Abstract]
2020	7
2021	7
2022	2
Total	$ 16